FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurement Inputs (Q3) (Details) - Warrants [Member]	Feb. 17, 2021
Fair Value Measurements [Abstract]
Term	5 years
Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.00
Strike Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.50
Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.250
Risk Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0085
Dividend Yield [Member]
Fair Value Measurements [Abstract]
Measurement input	0.000